Other operating expenses (Tables)	3 Months Ended
Sep. 30, 2024
Other operating expenses [Abstract]
Other Operating Expenses

	Three months ended	Three months ended
	30 Sep 2024	30 Sep 2023
	US$'000	US$'000

Insurance	2,992	1,652
Sponsorship and marketing	578	293
Loss on theft of PPE in transit	1,724	-
ERS fees	98	-
Charitable donations	74	141
Filing fees	22	18
Other expenses	627	269
Non-refundable sales tax (See note 15 - Provisions)	2,681	1,594
Non-refundable provincial sales tax	973	314

Total other operating expenses	9,769	4,281